GENERAL ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
GENERAL ORGANIZATION AND BUSINESS [Abstract]
GENERAL ORGANIZATION AND BUSINESS

Note 1. General Organization and Business

On October 17, 2012, we formed Luxuria Brands LLC ("Luxuria") as a wholly-owned subsidiary. Luxuria holds our brand management line of business. On January 10, 2013, we formed Level Two Holdings, LLC ("Level Two") as our wholly-owned subsidiary. On January 15, 2013, we formed Top Shelf Distributing, LLC ("Top Shelf") as our wholly-owned subsidiary. Level Two holds the Company's investment in Top Shelf. Top Shelf is focused on developing our distilled spirits line of business.

During the nine months ended April 30, 2014, we acquired inventory and began to generate revenues from the sales of vodka and thereby ceased to be classified as a development stage entity.

NOTE 1. GENERAL ORGANIZATION AND BUSINESS

We are a development stage company and were incorporated in the State of Florida on July 20, 2011, as a for-profit company, and established a fiscal year end of July 31. We have not established any business operations and have not achieved any revenues. The development of our business has been limited to organizational matters, the preparation of our business plan, and the preparation of the financial statements. Our ability to establish operations is entirely dependent on our ability to raise sufficient financing to execute our business plan, however, there is no guarantee that we will be successful in this regard. Furthermore, if we successfully establish operations, there is no guarantee that there will be a significant market for our services or that we will achieve significant revenues, if any.

The Board of Directors believe that to continue to protect and increase shareholder value, it would be to the advantage, welfare and best interests of the shareholders for the Company to consider alternative corporate strategies to generate new business revenue for the Company. Thus, the Board of Directors approved adding a second business to the Company's business plan:  Aristocrat Brands, a focused brand management company.  The Aristocrat Brands and Supercare Centers business lines will be operated under two separate divisions of Aristocrat Group Corp.  Although the Supercare Centers will continue to be a business line, the primary focus from this point forward will be on Aristocrat Brands.

On January 15, 2013, we formed Top Shelf Distributing, LLC ("Top Shelf") as our wholly-owned subsidiary. Top Shelf will be focused on developing our distilled spirits line of business.

On December 31, 2012, the Company received written notice of the resignation of Cindy Morrissey as Chairman, President and Director of the Company, effective as of January 1, 2013.  On December 31, 2012, the Board of Directors appointed Robert Federowicz to be President and Chief Executive Officer of the Company to fill the outstanding vacancies.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the year ended July 31, 2013, the Company had an accumulated deficit since inception of $568,746. As of July 31, 2013, the Company had not emerged from the development stage. In view of these matters, the Company's ability to continue as a going concern is dependent upon its ability to achieve a level of profitability. The Company intends to finance its future development activities and its working capital needs largely from the sale of public equity securities with some additional funding from other financing sources, including term notes until such time that funds provided by operations are sufficient to fund working capital requirements. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.